TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Subsidiaries [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Carry forward tax losses for subsidiaries, term					6 years	19 years
Carry forward tax losses	$ 11,436			$ 8,663
Unrecognized tax benefits	$ 761	$ 332	$ 243